Allowance for doubtful accounts (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Allowance For Doubtful Accounts Details Narrative
Balance due from doubtfull account holder	$ 0	$ 0